Income Taxes - Continuing Operations (Detail)	3 Months Ended								12 Months Ended
	Mar. 04, 2017 USD ($)	Nov. 26, 2016 USD ($)	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Mar. 04, 2017 USD ($)	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($) item
Current tax:
Federal										$ (52,000)
State									$ 14,600,000	6,590,000	$ 6,378,000
Total current tax expense (benefit)									14,600,000	6,538,000	6,378,000
Deferred tax and other:
Federal									10,355,000	83,074,000	(1,596,754,000)
State									19,483,000	(40,100,000)	(149,138,000)
Total deferred tax expense (benefit)									29,838,000	42,974,000	(1,745,891,000)
Total income tax expense (benefit)	$ 48,262,000	$ (4,682,000)	$ 3,879,000	$ (3,021,000)	$ 14,872,000	$ 28,499,000	$ 900,000	$ 5,241,000	44,438,000	49,512,000	(1,739,513,000)
Reconciliation of the expected statutory federal tax and the total income tax expense (benefit)
Federal statutory rate									16,982,000	53,060,000	95,317,000
Nondeductible expenses									2,479,000	6,518,000	805,000
State income taxes, net									8,225,000	16,482,000	6,304,000
Decrease of previously recorded liabilities									(955,000)		(3,698,000)
Nondeductible compensation									1,157,000	6,057,000	5,136,000
Acquisition Costs									4,023,000	6,782,000
Income tax valuation allowance increase/ (release)									14,718,000	(38,058,000)	(1,839,131,000)
Other									(2,191,000)	(1,329,000)	(4,246,000)
Total income tax expense (benefit)	48,262,000	$ (4,682,000)	$ 3,879,000	(3,021,000)	14,872,000	$ 28,499,000	$ 900,000	5,241,000	44,438,000	49,512,000	$ (1,739,513,000)
Cumulative profitability period used to determine change in valuation allowance											3 years
Number of consecutive quarters' reported earnings used to determine change in valuation allowance | item											10
Number of years' utilization of federal and state NOL's used to determine change in valuation allowance											3 years
Income tax expense from discontinued operations									46,000	63,427,000	$ 57,161,000
Adjustments to valuation allowance									15,000	11,700,000	(2,173,000)
Deferred tax assets:
Accounts receivable	68,320,000				72,883,000				68,320,000	72,883,000
Accrued expenses	194,884,000				198,636,000				194,884,000	198,636,000
Liability for lease exit costs	68,411,000				81,704,000				68,411,000	81,704,000
Pension, retirement and other benefits	168,274,000				182,394,000				168,274,000	182,394,000
Long-lived assets	509,283,000				487,944,000				509,283,000	487,944,000
Other	1,630,000				6,203,000				1,630,000	6,203,000
Credits	65,971,000				64,382,000				65,971,000	64,382,000
Net operating losses	1,207,650,000				1,182,440,000				1,207,650,000	1,182,440,000
Total gross deferred tax assets	2,284,423,000				2,276,586,000				2,284,423,000	2,276,586,000
Valuation allowance	(226,726,000)				(212,023,000)				(226,726,000)	(212,023,000)
Total deferred tax assets	2,057,697,000				2,064,563,000				2,057,697,000	2,064,563,000
Deferred tax liabilities:
Outside basis difference	112,509,000				108,860,000				112,509,000	108,860,000
Inventory	439,624,000				416,562,000				439,624,000	416,562,000
Total gross deferred tax liabilities	552,133,000				525,422,000				552,133,000	525,422,000
Net deferred tax assets	1,505,564,000				1,539,141,000				1,505,564,000	1,539,141,000
Reconciliation of beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits at beginning of the period				$ 10,676,000				$ 9,514,000	10,676,000	9,514,000	10,143,000
Increases to prior year tax positions									16,000	1,667,000	1,003,000
Decreases to tax positions in prior periods									(626,000)	(577,000)	(984,000)
Increases to current year tax positions									26,000	72,000	123,000
Settlements											(681,000)
Lapse of statute of limitations									(1,153,000)		(90,000)
Unrecognized tax benefits balance at end of the period	8,939,000				10,676,000				8,939,000	10,676,000	9,514,000
Unrecognized tax benefits which would impact effective tax rate, if recognized	$ 892,000				$ 2,084,000				$ 892,000	$ 2,084,000	$ 440,000